Reconciliation of the Financial Statements to Form 5500 (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
EBP, Statement of Net Asset Available for Benefit [Line Items]
Net increase in net assets available for benefits per the financial statements	$ 168,227,695	$ 152,351,645	$ 128,654,152
Difference in valuation of the common collective trust fund from net asset value to fair value		(279,963)
Net increase in net assets available for benefits per Form 5500	168,227,695	152,071,682
Ne Assets [Member]
EBP, Statement of Net Asset Available for Benefit [Line Items]
Net increase in net assets available for benefits per the financial statements	15,876,050	23,697,493
Difference in valuation of the common collective trust fund from net asset value to fair value	279,963	(101,629)
Net increase in net assets available for benefits per Form 5500	$ 16,156,013	$ 23,595,864